Income Taxes (Tables)	12 Months Ended
Jan. 31, 2011
Income Taxes
Schedule Of The Provision For Income Taxes

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Current:
Federal and foreign	$260	$262	$196
State	48	47	37
Deferred:
Federal and foreign	9	(16)	13
State	(3)	(4)	—

Total	$314	$289	$246

Schedule Of A Reconciliation Of The Provision For Income Taxes

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Amount computed at the statutory federal income tax rate (35%)	$305	$269	$236
State income taxes, net of federal tax benefit	29	27	24
Change in accruals for uncertain tax positions	(7)	3	(8)
Research and development credits	(8)	(6)	(5)
U.S. manufacturing activity benefit	(5)	(2)	(2)
Other	—	(2)	1

Total	$314	$289	$246

Effective income tax rate	36.0%	37.6%	36.5%

Schedule Of Deferred Tax Assets (Liabilities)

	January 31
	2011	2010
	as adjusted (in millions)
Accrued vacation and bonuses	$90	$91
Investments	11	13
Deferred compensation	47	44
Vesting stock awards	75	65
Credits and net operating losses carryovers	28	11
Employee benefit contributions	6	13
Other	32	31

Total deferred tax assets	289	268

Deferred revenue	(51)	(59)
Fixed asset basis differences	(21)	(10)
Purchased intangible assets	(119)	(60)

Total deferred tax liabilities	(191)	(129)

Net deferred tax assets, before valuation allowance	98	139
Valuation allowance	(2)	(2)

Net deferred tax assets	$96	$137

Schedule Of Net Deferred Tax Assets

	January 31
	2011	2010
	as adjusted (in millions)
Net current deferred tax assets	$41	$32
Net current deferred tax assets (included in assets of discontinued operations)	4	2
Net non-current deferred tax assets	51	103

Total net deferred tax assets	$96	$137

Schedule Of Changes In Unrecognized Tax Benefits

	Year Ended January 31
	2011	2010	2009
	(in millions)
Unrecognized tax benefits at beginning of year	$44	$31	$53
Additions for tax positions related to current year	1	10	9
Additions for tax positions related to prior years	1	9	5
Reductions for tax positions related to prior years	(8)	(1)	(5)
Settlements with taxing authorities	(12)	—	(30)
Lapse of statute of limitations	(3)	(5)	(1)

Unrecognized tax benefits at end of year	$23	$44	$31

Unrecognized tax benefits that, if recognized, would affect the effective income tax rate	$17	$36	$23